RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTIES	RELATED PARTIES
The immediate parent and the ultimate controlling shareholder of the Company are VEON Amsterdam B.V. and VEON Ltd.,
respectively.
Related parties, as defined by IAS 24, are natural persons or companies that can be influenced by Kyivstar Group Ltd., that can exert an influence on the Company or that are under the influence of another related party of the Company. Transactions with related parties were conducted at arm’s length.
The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the six-month period ended June 30:

	2026			2025
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel

Cost of services, equipment and accessories	—	(8)	—	—	(7)	—
Selling, general and administrative expenses	—	—	(2)	—	—	(2)
Finance costs	(3)	(22)	—	(1)	(30)	—
Depreciation charge of right-of-use asset	—	(20)	—	—	(25)	—
Other operating income	—	1	—	—	1	—
Other operating expenses	—	(3)	—	(20)	—	—
Finance income	—	—	—	8	—	—
Total	(3)	(52)	(2)	(13)	(61)	(2)
The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the three-month period ended June 30:

	2026			2025
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel

Cost of services, equipment and accessories	—	(4)	—	—	(5)	—
Selling, general and administrative expenses	—	—	(1)	—	—	(1)
Finance costs	(2)	(11)	—	—	(20)	—
Depreciation charge of right-of-use asset	—	(10)	—	—	(17)	—
Other operating income	—	—	—	—	1	—
Other operating expenses	—	(1)	—	(11)	—	—
Finance income	—	—	—	3	—	—
Total	(2)	(26)	(1)	(8)	(41)	(1)
The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	June 30, 2026		December 31, 2025
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control

Right-of-use assets - LLC "Ukraine Tower Company"	—	228	—	214
Trade and other receivables - LLC “Ukraine Tower Company”	—	1	—	1
Indemnity receivable from VEON Amsterdam B.V.	28	—	40	—
Other receivables from VEON Amsterdam B.V.	—	—	9	—
Financial assets - VEON Ltd.	1	—	1	—
	29	229	50	215

Trade and other payables - LLC “Ukraine Tower Company”	—	(8)	—	(8)
Trade and other payables - VEON Ltd.	(14)	—	(17)	—
Trade and other payables - VEON Group Holding Company Ltd	—	(21)	—	(17)
Lease liabilities - LLC “Ukraine Tower Company”	—	(269)	—	(250)
Loan Note Payable - VEON Amsterdam B.V.	(53)	—	(57)	—
Other current liabilities - VEON Ltd.	(4)	—	(12)	—
	(71)	(298)	(86)	(275)
Lease liabilities with LLC “Ukraine Tower Company” relate to lease arrangements for telecommunications tower infrastructure and are disclosed in Note 8, including information on the nature of the leases, lease terms and significant accounting assumptions.
On May 28, 2026, the Company offset US$9 of amounts payable under the VEON Amsterdam B.V. loan note against amounts receivable from VEON Amsterdam B.V. Refer to Note 8 for further information.
On June 10, 2026, Other current liabilities to VEON Ltd. of US$8 were settled through a financing arrangement within the Group.
The settlement reduced the Group’s outstanding related-party liabilities to VEON Ltd. as of June 30, 2026.